Employee Benefit Plans (Plans with PBO/APBO in excess of Plan assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Defined benefit pension plans
Plans with PBO/APBO in Excess of Plan Assets
PBO/APBO	$ 2,736	$ 2,797
Fair value of plan assets	2,568	2,557
Funded Status	(168)	(240)
Non-pension Benefit Plans
Plans with PBO/APBO in Excess of Plan Assets
PBO/APBO	308	323
Fair value of plan assets	0	7
Funded Status	$ (308)	$ (316)